Document and Entity Information	May 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2022
Entity Registrant Name	COVENANT LOGISTICS GROUP, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-24960
Entity Tax Identification Number	88-0320154
Entity Address, Address Line One	400 Birmingham Hwy
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37419
City Area Code	423
Local Phone Number	821-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000928658
Title of 12(b) Security	$0.01 Par Value Class A common stock
Trading Symbol	CVLG
Security Exchange Name	NASDAQ